Trade receivables	12 Months Ended
Dec. 31, 2025
Trade receivables.
Trade receivables

Note 22     Trade receivables

Amounts in US$ '000	2025	2024
Trade receivables	39,095	40,211
	39,095	40,211

As of December 31, 2025, and 2024, there are no balances that were aged by more than 3 months. Trade receivables that are aged by less than three months are not considered impaired.

The credit period for trade receivables is 30 days or less. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable. The Group does not hold any collateral as security related to trade receivables.

The carrying value of trade receivables is considered to represent a reasonable approximation of its fair value due to their short-term nature.